Offerings	Apr. 19, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	3,194,445
Proposed Maximum Offering Price per Unit	1.80
Maximum Aggregate Offering Price	$ 5,750,001.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 794.08
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional shares of Common Stock that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction, and the shares of Common Stock set forth in this table shall be adjusted to include such shares, as applicable.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

Includes up to an additional 15% of shares of common stock, to cover over-allotments, if any.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase shares of common stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional shares of Common Stock that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction, and the shares of Common Stock set forth in this table shall be adjusted to include such shares, as applicable.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

No separate fee is required pursuant to Rule 457(g) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock issuable upon exercise of the pre-funded warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional shares of Common Stock that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction, and the shares of Common Stock set forth in this table shall be adjusted to include such shares, as applicable.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

The proposed maximum aggregate offering price of the common stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any common stock issued in the offering.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase shares of common stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional shares of Common Stock that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction, and the shares of Common Stock set forth in this table shall be adjusted to include such shares, as applicable.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

No separate fee is required pursuant to Rule 457(g) under the Securities Act.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock issuable upon exercise of the warrants
Amount Registered | shares	3,194,445
Proposed Maximum Offering Price per Unit	1.80
Maximum Aggregate Offering Price	$ 5,750,001.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 794.08
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional shares of Common Stock that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction, and the shares of Common Stock set forth in this table shall be adjusted to include such shares, as applicable.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representatives warrants to purchase shares of common stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional shares of Common Stock that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction, and the shares of Common Stock set forth in this table shall be adjusted to include such shares, as applicable.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

Includes up to an additional 15% of shares of common stock, to cover over-allotments, if any.

No separate fee is required pursuant to Rule 457(g) under the Securities Act.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock issuable upon exercise of the Representatives warrants
Amount Registered | shares	159,722
Proposed Maximum Offering Price per Unit	1.80
Maximum Aggregate Offering Price	$ 287,499.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 39.70
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional shares of Common Stock that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction, and the shares of Common Stock set forth in this table shall be adjusted to include such shares, as applicable.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

Represents warrants to purchase an amount of shares of our common stock equal to 5% of the number of shares of common stock and/or pre-funded warrants and/or warrants issued in this offering (including any shares sold to cover over-allotments, if any), at an exercise price per share equal to 100% of the combined public offering price.